Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets.
Summary of other non-current assets

	At December 31,
(Euro thousands)	2025	2024
Deposits of rental, utility and other	7,070	11,096
Financial assets at fair value through profit or loss	1,627	2,710
Other	6,270	1,063
Total other non-current assets	14,967	14,869